Fair Value Measurements	12 Months Ended
Dec. 31, 2021
Fair Value Disclosures [Abstract]
Fair Value Measurements
3. Fair Value measurement
The following tables set forth, by level within the fair value hierarchy, financial assets measured at fair value as of December 31, 2020 and 2021. As required by ASC Topic 820, financial assets and financial liabilities are classified in their entirety based on the lowest level of input that is significant to the respective fair value measurement.

	As of December 31, 2021
	Level 1	Level 2	Level 3	Total
		RMB		RMB
Investments accounted for at fair value
Listed equity securities	840	—	—	840